UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
    This Amendment (Check only one):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First United Bank & Trust
             -------------------------
Address:     19 South Second Street
             -------------------------
             Oakland, Maryland 21550
             -------------------------


Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Keith Sanders
             -----------------------------------------
Title:       Senior Trust Officer/First V.P.
             -----------------------------------------
Phone:       301-533-2360
             -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders          Oakland, Maryland         July 20, 2012
------------------         -----------------         --------------
    Signature                 City, State                 Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                    -------

Form 13F Information Table Entry Total:                  76
                                                    -------

Form 13F Information Table Value Total:             $66,233
                                                    -------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                            TITLE OF              VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER
            NAME OF ISSUER                   CLASS      CUSIP    (X$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
  ACCENTURE LTD                                          G1151C101    708    11777   SH       SOLE              11777   0         0
  AT&T INC                                      COM      00206R102    428    11993   SH       SOLE              11993   0         0
  ABBOTT LABS                                   COM       2824100     794    12315   SH       SOLE              12315   0         0
  AECOM TECHNOLOGY CORP DELAWA                           00766T100    224    13642   SH       SOLE              13642   0         0
  ALLSCRIPTS HEALTHCARE SOLUTIONS INC.                   01988P108    215    19700   SH       SOLE              19700   0         0
  APPLE INC                                     COM       37833100    545      934   SH       SOLE                934   0         0
  BECTON DICKINSON AND COMPANY                            75887109    363     4850   SH       SOLE               4850   0         0
  BRISTOL MYERS SQUIBB CO                       COM      110122108   1968    54754   SH       SOLE              54754   0         0
  CBS CORP NEW                                           124857202    537    16400   SH       SOLE              16400   0         0
  CSX CORP                                      COM      126408103    747    33426   SH       SOLE              33426   0         0
  CHEVRONTEXACO                                          166764100   1547    14661   SH       SOLE              14661   0         0
  CISCO SYS INC                                 COM      17275R102    305    17794   SH       SOLE              17794   0         0
  COACH, INC                                             189754104    523     8945   SH       SOLE               8945   0         0
  COCA COLA CO                                  COM      191216100   1251    16001   SH       SOLE              16001   0         0
  CONOCOPHILLIPS                                         20825C104    642    11490   SH       SOLE              11490   0         0
  COSTCO WHSL CORP NEW                                   22160K105    423     4455   SH       SOLE               4455   0         0
  DANAHER CORP DEL                              COM      235851102   1541    29585   SH       SOLE              29585   0         0
  DEERE & COMPANY                                        244199105    961    11886   SH       SOLE              11886   0         0
  DISNEY WALT CO                             COM DISNEY  254687106    616    12707   SH       SOLE              12707   0         0
  DOMINION NEW RES INC VA NEW                            25746U109   1447    26796   SH       SOLE              26796   0         0
  DU PONT E I DE NEMOURS & CO                   COM      263534109   1184    23416   SH       SOLE              23416   0         0
  EQT CORP                                               26884L109    355     6612   SH       SOLE               6612   0         0
  EXELON CORP                                            30161N101    671    17854   SH       SOLE              17854   0         0
  EXXON MOBIL CORP                              COM      30231G102   2476    28939   SH       SOLE              28939   0         0
  FIRST UNITED CORPORATION                               33741H107   1182   274789   SH       SOLE             274789   0         0
  GILEAD SCIENCES INC                                    375558103    414     8068   SH       SOLE               8068   0         0
  GRAINGER W W INC                                       384802104    624     3265   SH       SOLE               3265   0         0
  HEINZ H J CO                                  COM      423074103   1138    20922   SH       SOLE              20922   0         0
  HONEYWELL INTL INC                            COM      438516106    605    10832   SH       SOLE              10832   0         0
  INTEL CORP                                    COM      458140100    895    33598   SH       SOLE              33598   0         0
  INTERNATIONAL BUSINESS MACHS                  COM      459200101   1062     5430   SH       SOLE               5430   0         0
  ISHARES DOW JONES SELECT DIVIDEND INDEX                464287168    756    13460   SH       SOLE              13460   0         0
  ISHARES DOW JONES TRANSPORTATION AVERAGE               464287192    822     8813   SH       SOLE               8813   0         0
  ISHARES MSCI EMERGING MARKETS INDEX                    464287234    550    14059   SH       SOLE              14059   0         0
  ISHARES RUSSELL MIDCAP VALUE INDEX                     464287473   1206    26033   SH       SOLE              26033   0         0
  ISHARES RUSSELL MIDCAP GROWTH INDEX                    464287481    915    15462   SH       SOLE              15462   0         0
  ISHARES RUSSELL MIDCAP INDEX                           464287499    416     3945   SH       SOLE               3945   0         0
  ISHARES RUSSELL 1000 VALUE INDEX                       464287598   1277    18726   SH       SOLE              18726   0         0
  ISHARES RUSSELL 1000 GROWTH INDEX                      464287614   2168    34293   SH       SOLE              34293   0         0
  ISHARES RUSSELL 2000 VALUE INDEX                       464287630    481     6841   SH       SOLE               6841   0         0
  ISHARES RUSSELL 2000 GROWTH INDEX                      464287648    543     5933   SH       SOLE               5933   0         0
  ISHARES DOW JONES US TECHNOLOGY                        464287721   1416    19883   SH       SOLE              19883   0         0
  ISHARES DOW JONES US REAL ESTATE                       464287739   1274    19934   SH       SOLE              19934   0         0
  ISHARES DOW JONES US HEALTHCARE                        464287762    812    10215   SH       SOLE              10215   0         0
  J P MORGAN CHASE & CO                                  46625H100    243     6799   SH       SOLE               6799   0         0
  JOHNSON & JOHNSON                             COM      478160104   1416    20959   SH       SOLE              20959   0         0
  LOWES COS INC                                 COM      548661107   1102    38749   SH       SOLE              38749   0         0
  M & T BANK CORP                                        55261F104    372     4505   SH       SOLE               4505   0         0
  MCDONALDS CORP                                COM      580135101   1053    11900   SH       SOLE              11900   0         0
  MEADWESTVACO CORP                                      583334107    261     9063   SH       SOLE               9063   0         0
  MICROSOFT CORP                                COM      594918104    218     7126   SH       SOLE               7126   0         0
  NATIONAL OILWELL VARCO INC                             637071101    489     7585   SH       SOLE               7585   0         0
  NORDSTROM INC                                          655664100    561    11290   SH       SOLE              11290   0         0
  NUVEEN INSD TAX-FREE ADVANTAGE MUN FD         COM      670657105    189    12713            SOLE              12713   0         0
  PEPSICO INC                                   COM      713448108    875    12391   SH       SOLE              12391   0         0
  POWERSHARES QQQ TRUST, SERIES 1                        73935A104   3007    46868   SH       SOLE              46868   0         0
  POWERSHARES WATER RESOURCE P                   P       73935X575    195    10750   SH       SOLE              10750   0         0
  POWERSHARES OIL SERVICES                               73935X625    641    36004   SH       SOLE              36004   0         0
  PRAXAIR INC                                   COM      74005P104   1024     9415   SH       SOLE               9415   0         0
  PRICE T ROWE GROUP INC                                 74144T108    742    11782   SH       SOLE              11782   0         0
  PROCTER & GAMBLE CO                           COM      742718109    770    12577   SH       SOLE              12577   0         0
  PRUDENTIAL FINANCIAL INC                               744320102    347     7163   SH       SOLE               7163   0         0
  GUGGENHEIM S&P 500 EQUAL WEIGHT INDEX                  78355W106    286     5774   SH       SOLE               5774   0         0
  SPDR S&P 500 INDEX                                     78462F103   6496    47731   SH       SOLE              47731   0         0
  SPDR GOLD TRUST ETF                                    78463V107    400     2577   SH       SOLE               2577   0         0
  SPDR DOW JONES INDUSTRIAL AVERAGE                      78467X109    502     3908   SH       SOLE               3908   0         0
  SCHLUMBERGER LTD                              COM      806857108    572     8809   SH       SOLE               8809   0         0
  MATERIALS SECTOR SPDR                                  81369Y100    339     9614   SH       SOLE               9614   0         0
  CONSUMER STAPLES SECTOR SPDR                           81369Y308    516    14829   SH       SOLE              14829   0         0
  CONSUMER DISCRETIONARY SECTOR SPDR                     81369Y407    556    12694   SH       SOLE              12694   0         0
  ENERGY SECTOR SPDR                                     81369Y506    398     6005   SH       SOLE               6005   0         0
  INDUSTRIAL SECTOR SPDR                                 81369Y704    477    13374   SH       SOLE              13374   0         0
  STATE ST CORP                                          857477103    400     8955   SH       SOLE               8955   0         0
  TRACTOR SUPPLY                                         892356106    592     7125   SH       SOLE               7125   0         0
  VERIZON COMMUNICATIONS                                 92343V104   1612    36273   SH       SOLE              36273   0         0
  WASTE MANAGEMENT INC                                   94106L109    555    16610   SH       SOLE              16610   0         0

  GRAND TOTALS                                                      66233  1437350                            1437350   0         0